Performance Management	Mar. 29, 2026
Rockefeller Climate Solutions Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Rockefeller Climate Solutions Fund, L.P. (formerly, the Rockefeller Ocean Fund, L.P.) (the “Predecessor Fund”) was reorganized into the Fund on July 21, 2021 (commencement of operations) by transferring all of the Predecessor Fund’s assets to the Fund in exchange solely for Institutional Class shares of the Fund (the “Reorganization”). Following the Reorganization, the Predecessor Fund was liquidated and dissolved. The Fund’s investment objective, strategies, policies, guidelines and restrictions are, in all material respects, the same as those of the Predecessor Fund. The Adviser was the investment adviser to the Predecessor Fund for the entire performance period shown below and the Adviser continues to serve as investment adviser to the Fund. At the time of the Reorganization, the Predecessor Fund’s investment portfolio was managed by the same portfolio managers and team of investment professionals who manage the Fund’s investment portfolio.

From its inception through the date of the Reorganization, the Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), or Sections 851 to 855 of the Internal Revenue Code of 1986, as amended (the “Code”), which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance.

Following the Reorganization, the Fund’s performance has been calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Fund.

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Institutional Class shares of the Fund and the Predecessor Fund from year to year, as applicable. The performance shown prior to July 21, 2021 is that of the Predecessor Fund. The table shows how the Fund’s and the Predecessor Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance. Remember, the Predecessor Fund’s and the Fund’s past performance, before and after taxes , is not necessarily an indication of how the Fund will perform in the future. Institutional Class shares of the Fund have similar annual returns to Class A shares and the Predecessor Fund because they are invested in the same portfolio of securities; however, the returns for Institutional Class shares differ from those of the Class A shares and the Predecessor Fund because Institutional Class shares have different expenses than the Class A shares and the Predecessor Fund.

Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1‑855‑369‑6209.

Performance Past Does Not Indicate Future [Text]	Remember, the Predecessor Fund’s and the Fund’s past performance, before and after taxes , is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s and the Predecessor Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales charges and returns would have been lower had sales charges been reflected.
Bar Chart [Heading]	Institutional Class Shares(1)Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart for the period beginning July 21, 2021 (commencement of operations) through December 31, 2021 and for the calendar years subsequent thereto, reflect the performance of the Fund’s Institutional Class shares. The returns shown in the bar chart prior to the commencement of operations reflect the performance of Founders’ interests of the Predecessor Fund. Class A shares would have materially equivalent annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class A shares are subject to a maximum sales load and distribution and service (Rule 12b-1) fees. The performance of the Predecessor Fund has not been restated to reflect the estimated fees and fee waivers or expense limitations applicable to each class of shares of the Fund. Had the performance of the Predecessor Fund been restated, the performance would have been lower. The bar chart does not reflect sales charges and returns would have been lower had sales charges been reflected. The performance of the Predecessor Fund is for Founders’ interests which was the only class issued at the inception of the Predecessor Fund. Founders’ interests and Class A interests of the Predecessor Fund were identical except for inception date and the investment management fee rate charged to each class. The investment management fee rate charged to Founders’ interests and Class A interests of the Predecessor Fund was 0.75% and 1.00%, respectively. Because Class A interests of the Predecessor Fund were subject to a higher investment management fee rate, its performance was lower than Founders’ interests.
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 22.47% (for the quarter ended December 31, 2020). The worst performance was -17.97% (for the quarter ended March 31, 2020).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	22.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(17.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns* (for the Periods Ended December 31, 2025)
Performance Table Market Index Changed	Prior to the Reorganization, the Fund was an unregistered trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Footnotes	The returns shown in the table above reflect the performance of Founders’ interests of the Predecessor Fund prior to July 21, 2021 and Institutional Class and Class A shares of the Fund beginning July 21, 2021, as noted above.
(1)    The since inception date for the Institutional Class shares of the Fund is June 1, 2012.
(2)    The since inception date for the Class A shares of the Fund is July 21, 2021.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and will vary for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[1]
Performance Table Closing [Text Block]	After-tax returns are shown for Institutional Class shares only and will vary for Class A shares. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). Prior to the Reorganization, the Fund was an unregistered trust that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.
Performance Availability Website Address [Text]	www.rockefellerfunds.com
Performance Availability Phone [Text]	1‑855‑369‑6209
Rockefeller US Small Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1‑855‑369‑6209.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Class I Shares*Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Class I shares of the Fund. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Performance for Class A shares would be lower as expenses for Class A shares are higher.
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 12.03% (for the quarter ended June 30, 2025) and the worst performance was -9.49% (for the quarter ended March 31, 2025).

Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	12.03%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(9.49%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns(for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and will vary for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are shown for Class I shares only and will vary for Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.rockefellerfunds.com
Performance Availability Phone [Text]	1‑855‑369‑6209

[1]	The returns shown in the table above reflect the performance of Founders’ interests of the Predecessor Fund prior to July 21, 2021 and Institutional Class and Class A shares of the Fund beginning July 21, 2021, as noted above.